Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	Jul. 29, 2011
Contingent Liabilities [Abstract]
Number of unresolved asbestos and silica-related product liability cases	1,000
Minimum severance benefits and penalties, plus interest, sought in bankruptcy court	$ 10
Contingent liability for outstanding letters of credit, bank guarantees, and surety bonds	282.8
Contingent liability substantially attributable to surety bonds	15.7
Contingent liability related to outstanding letters of credit or other guarantees	$ 8.9